Impairments of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to decarbonization scenarios (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Eni's scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	63.00%
10% haircut of Eni's prices assumptions
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	45.00%
Possible impairments	€ (1.0)
Eni's scenario with +1% increase in WACC
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	53.00%
Possible impairments	€ (0.2)
IEA NZE 2050 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	18.00%
Possible impairments	€ (3.4)